NORTHERN LIGHTS FUND TRUST II

January 30, 2015

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust II – Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and the Even Keel Explorer Managed Risk Fund
Post-Effective Amendment No. 207 to the Registration Statement on Form N-1A
Registration File Nos. 333-174926 and 811-22549

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of its series the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and the Even Keel Explorer Managed Risk Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 207 (SEC Accession No.0001580642-15-000347) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus for Class A, Class C, Class F, Class I, Class R-1 and Class R-2 shares of the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and the Even Keel Explorer Managed Risk Fund; and
2.	Statement of Additional Information for the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and the Even Keel Explorer Managed Risk Fund

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on January 27, 2015.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

/s/ Kevin Wolf

Kevin Wolf

President